SHARE BASED COMPENSATION (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Risk-free interest rate	1.87%
Expected term of option	6 years 6 months
Expected stock price volatility	95.89%
Expected dividend yield	$ 0